PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Feb. 29, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of	As of
	February 28,	February 29,
	2019	2020

Building	$62,151	$59,489
Leasehold improvement	247,898	316,528
Computer, network equipment and software	121,967	178,876
Vehicles	598	704
Office equipment and furniture	30,169	30,596
Construction in progress	—	16,025

Total cost of property and equipment	462,783	602,218
Less: accumulated depreciation	(174,906)	(235,562)

	$287,877	$366,656